Commitments and Contingencies (Details Narrative)				1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 08, 2014 USD ($)	Jun. 23, 2014 USD ($)	Mar. 25, 2014 USD ($)	Feb. 29, 2016 shares	Jan. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) ft² $ / shares shares	Aug. 31, 2015 USD ($) shares	Jan. 31, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) shares	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) ft² $ / shares shares	Dec. 31, 2014 USD ($)	Mar. 31, 2016 USD ($)	Nov. 30, 2015	Sep. 30, 2015 USD ($) $ / shares shares	Feb. 28, 2015 USD ($) $ / shares shares	Jul. 31, 2014 $ / shares shares	Apr. 30, 2014 ft²	Dec. 31, 2013 shares
Rent expense									$ 107,000	$ 236,000	$ 126,000	$ 253,000	$ 476,169	$ 441,148
Cost and accumulated amortization included in property and equipment						$ 501,000			562,000		562,000		501,000	135,000
Amortization of leased property											77,000		77,000
Accrued interest						$ 1,800,000			$ 1,800,000		$ 1,800,000		$ 1,800,000	$ 182,184
Issuance of warrants to purchase of common stock, shares | shares						1,313							1,313						237,570
Warrants price per share | $ / shares						$ 60.00							$ 60.00						$ 28.20
Agent fee paid		$ 100,000	$ 100,000
Percentage of fee paid in cash		100.00%
Financial advisory services agreement, description	The terms of the agreement include compensation of 8% of any funds raised as well as the issuance of five-year warrants to purchase the Company’s stock equal to 3% of shares issued as part of the offering for a fee of $50.
Payment to legal and other out of pocket expenses	$ 50,000
Number of common stock shares issued for agreements | shares											3,938		263
Number of common stock issued for agreement											$ 190,327		$ 190,327
Annual compensation for services					$ 100,000						172,051		314,761
Financial Service Agreements [Member]
Warants term								5 years
Financial service agreements term								6 months
Proceeds from public offering of equity								$ 15,000,000
Percentage of commission for sale of equity linked securities								7.00%									5.00%
Percentage of warrants equal to sales of securities								7.00%									7.00%
Percentage of the offering price of securities sold								120.00%
Number of common stock shares issued for agreements | shares				31,000			26,667
Financial Service Agreements [Member] | Initial Six Month Term [Member]
Number of common stock shares issued for agreements | shares							26,667
Number of common stock issued for agreement							$ 30,000
Financial Service Agreements [Member] | Additional Six Months [Member]
Number of common stock shares issued for agreements | shares							26,667
Number of common stock issued for agreement							$ 30,000
Series Subordinated Note [Member]
Outstanding debt						$ 415,398							415,398		$ 415,398
Accrued interest						$ 2,048							2,048		$ 14,476
Series Subordinated Notes [Member]
Interest expense											$ 694,869
Issuance of warrants to purchase of common stock, shares | shares																					35,688
March 31, 2016 [Member] | Series Subordinated Notes [Member]
Interest expense													$ 694,869
February 2016 [Member] | Financial Service Agreements [Member]
Percentage of commission for sale of equity linked securities						6.00%							6.00%
Percentage of warrants equal to sales of securities						3.00%							3.00%
Number of common stock shares issued for agreements | shares							31,000
January 2016 [Member] | Financial Service Agreements [Member]
Annual compensation for services													$ 100,000
James L. Davis [Member]
Warants term						5 years
Issuance of warrants to purchase of common stock, shares | shares																	16,127
Warrants price per share | $ / shares																	$ 6.60
Percentage of warrants vested and exercisable upon issuance																	100.00%
Personal guarantee																	$ 242,000
James L. Davis [Member] | Capital Lease Agreement [Member]
Lease term													3 years
Capital lease financing amount																		$ 500,000
Warants term													5 years
Issuance of warrants to purchase of common stock, shares | shares																		27,175
Warrants price per share | $ / shares																		$ 17.25
Percentage of warrants vested and exercisable upon issuance																		100.00%
Computer Leases [Member]
Lease term											3 years		3 years
Computer Equipment and Software Licenses [Member] | Directors [Member] | Minimum [Member]
Capital lease imputed interest rate						3.80%							3.80%			3.80%
Computer Equipment and Software Licenses [Member] | Directors [Member] | Maximum [Member]
Capital lease imputed interest rate						18.00%							18.00%			18.00%
Prepaid Software Licenses [Member] | Directors [Member]
Capital lease imputed interest rate						10.00%			10.00%		10.00%		10.00%
Prepaid software licenses						$ 252,628			$ 253,000		$ 253,000		$ 252,628
Prepaid Software Licenses [Member] | Directors [Member] | July 2017 [Member]
Debt monthly payments											$ 10,759		$ 10,759
Chanhassen [Member]
Area of square feet leases | ft²						22,000							22,000
Dallas [Member]
Area of square feet leases | ft²																				1,812